UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30th, 2012


Check here if Amendment [ ];

Amendment Number:


This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jump Trading, LLC
Address: 600 W. Chicago Ave, Suite 825
	 Chicago, IL 60654


Form 13F File Number: 28-14477



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Carey Harrold
Title: Chief Financial Officer
Phone: 312 205-8900


Signature, Place, and Date of Signing:

Carey Harrold		Chicago, IL 		November 13th, 2012
[Signature]		[City, State]		[Date]





Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: 85,787
(thousands)


List of Other Included Managers:

NONE

				 Form 13F Information Table
					 				SH/PUT/ INVSTMNT OTHER	VOTING AUTHORITY
ISSUER			TITLE		CUSIP		Value	 SHARES	AMTCALL DSCRETN  MANAGERSOLE	SHARED	NONE

CBOE HLDGS INC	 	COM 		12503M108	1,111 	37,748 	SH	SOLE	NA	37,748 	0	0
CITIBANK	 	COM 		172967424	154 	4,699 	SH	SOLE	NA	4,699 	0	0
CITIBANK	 	COM 		172967424	3 	100 	PUT	SOLE	NA	100 	0	0
CITIBANK	 	COM 		172967424	7 	200 	CALL	SOLE	NA	200 	0	0
CITIBANK	 	COM 		172967424	23 	700 	PUT	SOLE	NA	700 	0	0
CITIBANK	 	COM 		172967424	33 	1,000 	PUT	SOLE	NA	1,000 	0	0
CITIBANK	 	COM 		172967424	36 	1,100 	CALL	SOLE	NA	1,100 	0	0
CITIBANK	 	COM 		172967424	88 	2,700 	PUT	SOLE	NA	2,700 	0	0
CITIBANK	 	COM 		172967424	128 	3,900 	CALL	SOLE	NA	3,900 	0	0
CITIBANK	 	COM 		172967424	134 	4,100 	PUT	SOLE	NA	4,100 	0	0
CME GROUP INC	 	COM 		12572Q105	1,180 	20,600 	SH	SOLE	NA	20,600 	0	0
PROSHARES TR	 	PSHS ULTRA DOW	74347R305 	301 	4,080 	SH	SOLE	NA	4,080 	0	0
DEUTSCHE BK AG		PS GOLD DL ETN	25154H749	444 	7,548 	SH	SOLE	NA	7,548 	0	0
SPDR DOW JONES I	UT SER 1 	78467X109	7,909 	59,004 	SH	SOLE	NA	59,004 	0	0
FREEPORT-MCMORAN	COM 		35671D857 	4 	100 	PUT	SOLE	NA	100 	0	0
FREEPORT-MCMORAN	COM 		35671D857 	8 	200 	CALL	SOLE	NA	200 	0	0
FREEPORT-MCMORAN	COM 		35671D857 	12 	300 	CALL	SOLE	NA	300 	0	0
FREEPORT-MCMORAN	COM 		35671D857 	20 	500 	CALL	SOLE	NA	500 	0	0
FREEPORT-MCMORAN	COM 		35671D857 	36 	900 	PUT	SOLE	NA	900 	0	0
FREEPORT-MCMORAN	COM 		35671D857 	36 	900 	PUT	SOLE	NA	900 	0	0
FREEPORT-MCMORAN	COM 		35671D857 	40 	1,000 	CALL	SOLE	NA	1,000 	0	0
FREEPORT-MCMORAN	COM 		35671D857 	40 	1,000 	PUT	SOLE	NA	1,000 	0	0
FREEPORT-MCMORAN	COM 		35671D857 	44 	1,100 	PUT	SOLE	NA	1,100 	0	0
FREEPORT-MCMORAN	COM 		35671D857 	59 	1,500 	PUT	SOLE	NA	1,500 	0	0
FREEPORT-MCMORAN	COM 		35671D857 	175 	4,412 	SH	SOLE	NA	4,412 	0	0
CURRENCYSHARES A	AUSTRALIAN DOL 	23129U101	208 	2,000 	SH	SOLE	NA	2,000 	0	0
CURRENCYSHARES C	CDN DOLLAR SHS 	23129X105	3,661 	36,203 	SH	SOLE	NA	36,203 	0	0
CURRENCYSHARES EURO	EURO SHS 	23130C108	3,695 	28,937 	SH	SOLE	NA	28,937 	0	0
PROSHARES TR II		ULTRASHRT NEW	74347W718	267 	18,881 	SH	SOLE	NA	18,881 	0	0
INTERCONTINENTALEXCH	COM		45865V100	211 	1,581 	SH	SOLE	NA	1,581 	0	0
ISHARES TR		RUSSELL 2000	464287655	24,724 	280,658 SH	SOLE	NA	280,658 0	0
JP MORGAN CHASE		COM		46625H100	213 	5,261 	SH	SOLE	NA	5,261 	0	0
JP MORGAN CHASE		COM		46625H100	16 	400 	CALL	SOLE	NA	400 	0	0
JP MORGAN CHASE		COM		46625H100	36 	900 	PUT	SOLE	NA	900 	0	0
JP MORGAN CHASE		COM		46625H100	36 	900 	PUT	SOLE	NA	900 	0	0
JP MORGAN CHASE		COM		46625H100	49 	1,200 	PUT	SOLE	NA	1,200 	0	0
JP MORGAN CHASE		COM		46625H100	97 	2,400 	PUT	SOLE	NA	2,400 	0	0
NYSE EURONEXT 		COM		629491101	211 	8,546 	SH	SOLE	NA	8,546 	0	0
PROSHARES ULTRASHOR	PSHS ULTSHRT	74347X237	502 	18,210 	SH	SOLE	NA	18,210 	0	0
PROSHARES TR	 	PSHS ULTRA QQQ 	74347R206	307 	5,051 	SH	SOLE	NA	5,051 	0	0
POWERSHARES QQQ TRU	UNIT SER 1	73935A104	1,197 	17,460 	SH	SOLE	NA	17,460 	0	0
PROSHARES SHORT RUS	PSHS SHTRUSS	74347R826 	417 	16,687 	SH	SOLE	NA	16,687 	0	0
PROSHARES TR	 	PSHS ULSHT SP	74347R883	1,578 	115,750 SH	SOLE	NA	115,750 0	0
PROSHARES TR		PSHS SHRT S&P	74347R503	5,621 	164,943 SH	SOLE	NA	164,943 0	0
PROSHARES ULTRAPRO	PSHS ULPROSH	74348A632 	2,809 	73,184 	SH	SOLE	NA	73,184 	0	0
SPDR S&P 500 ETF TR	TR UNIT		78462F103	10,475 	72,758 	SH	SOLE	NA	72,758 	0	0
PROSHARES ULTRAPRO	PSHS ULPRRUS	74348A640 	447 	12,026 	SH	SOLE	NA	12,026 	0	0
PROSHARES ULTRA S&P50	PSHS ULT S&P	74347R107 	604 	9,874 	SH	SOLE	NA	9,874 	0	0
DIREXION SHS ETF	DLY SMCAP BULL	25459W847	1,820 	29,586 	SH	SOLE	NA	29,586 	0	0
DIREXION DAILY SM	DLY TECH BULL	25459W102	1,038 	69,730 	SH	SOLE	NA	69,730 	0	0
PROSHARES TR II		ULT DJ		74347W650	368 	11,777 	SH	SOLE	NA	11,777 	0	0
PROSHARES TR	 	ULTRPRO DOW30 	74347X823 	1,469 	25,045 	SH	SOLE	NA	25,045 	0	0
PROSHARES TR II		ULTRA GOLD	74347W601	976 	10,077 	SH	SOLE	NA	10,077 	0	0
PROSHARES ULTRAPRO	ULTRPRO S&P500	74347X864 	799 	8,844 	SH	SOLE	NA	8,844 	0	0
PROSHARES TR		ULTR RUSSL2000	74347X799	2,038 	29,712 	SH	SOLE	NA	29,712 	0	0
UNITED STATES OIL FUND	UNITS		91232N108	1,012 	29,661 	SH	SOLE	NA	29,661 	0	0
PROSHARES TR		PSHS ULTRUSS200074347R842	5,034 	114,169 SH	SOLE	NA	114,169 0	0
EXXON MOBIL CORP	COM		30231G102	64 	700 	PUT	SOLE	NA	700 	0	0
EXXON MOBIL CORP	COM		30231G102	82 	900 	PUT	SOLE	NA	900 	0	0
EXXON MOBIL CORP	COM		30231G102	82 	900 	PUT	SOLE	NA	900 	0	0
EXXON MOBIL CORP	COM		30231G102	82 	900 	CALL	SOLE	NA	900 	0	0
EXXON MOBIL CORP	COM		30231G102	164 	1,798 	SH	SOLE	NA	1,798 	0	0
PROSHARES TR II		ULTRASHORT YEN 	74347W569	483 	11,689 	SH	SOLE	NA	11,689 	0	0
PROSHARES TR II		PSHS ULSSLVR	74347W114	870 	21,725 	SH	SOLE	NA	21,725 	0	0